FINANCIAL INSTRUMENTS - RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS – RISK MANAGEMENT
NOTE 15 - FINANCIAL INSTRUMENTS – RISK MANAGEMENT:

The Company’s activities expose it to various financial risks, such as market risk, including currency risk, credit risk and liquidity risk. The Company’s overall risk management plan focuses on minimizing possible adverse effects on the Company’s financial performance.

Risk management is performed by the CFO, which includes examining certain exposures to risks, such as exchange rate risk, credit risk. In 2023 and 2022, the Company did not use derivative financial instruments to hedge its operations.

Credit risk:

Credit risk is created when the failure of parties against the fulfillment of their obligations may reduce the amount of future cash flows from the financial assets held by the Company to the balance sheet date. The Company’s main financial assets are cash and cash equivalents, customers and other receivables, and represent the Company’s maximum exposure to credit risks in connection with its financial assets. The Company holds cash in large financial institutions.

The par value of financial assets represents the maximum credit exposure.

The maximum exposure to credit risk at the time of reporting was:

	December 31, 2023	December 31, 2022

Cash	13,979	11,934
Trade accounts receivables	2,260	1,295
Other accounts receivable	2,053	2,166
Promissory Notes	20,000	-
Other long term receivables	2,000	-
FPA	-	40,852
Contract assets	4,091	5,035
Total	44,383	61,282

a.	Currency risk:

Currency risk is the risk that the value of financial instruments will be affected by changes in exchange rates. Currency risk is created when future commercial transactions and recognized assets and liabilities are denominated in a currency other than the Company’s operating currency. The company is exposed to foreign currency risk resulting from exposures to various currencies, mainly in relation to the New Israeli Shekel ("NIS”), the Euro (“EUR”) and the British Pound (“GBP”).

The Company's policy is not to execute currency hedging transactions.

As of the balance sheet date, the Group’s exposure to currencies as follows:

	December 31, 2023
	NIS	EUR	GBP	USD	Total
Assets:
Cash and cash equivalents	1,120	1,372	235	11,252	13,979
Trade receivables	-	55	-	2,205	2,260
Prepaid expenses and other account receivables		2,036		17	2,053
Promissory Notes	-	-	-	20,000	20,000
Other long-term receivables	-	-	-	2,000	2,000
Contract Assets	-	-	128	3,963	4,091
	1,120	3,463	363	39,437	44,383
Liabilities:
Current liabilities:
Current maturities long-term loans	-	-	-	-	-
Liabilities in respect of leases-ST	(469)	-	(144)	(26)	(639)
Advanced payments from MDA against future orders	-	-	-	(28,138)	(28,138)
Trade payables	(479)	(368)	(284)	(247)	(1,378)
Payables and credit balances	(896)	(618)	(415)	(5,942)	(7,871)
	(1,844)	(986)	(843)	(34,535)	(38,026)
Non-current liabilities:
Liability for IIA Royalties	(1,196)	-	-	-	(1,196)
Liabilities in respect of leases-LT	(1,558)	-	(495)	(14)	(2,067)
Long term loans from banks	-	-	-	(59,792)	(59,792)
Net balances	(3,478)	2,477	(975)	(54,722)	(56,698)

b.	Sensitivity analysis:

	December 31, 2022
	NIS	EUR	GBP	USD	Total
Assets:
Cash and cash equivalents	1,281	640	607	9,406	11,934
Trade receivables	-	187	804	304	1,295
Prepaid expenses and other	-	2,149	-	17	2,166
Derivatives FPA	-	-	-	40,852	40,852
Contract Assets	-	-	3,720	1,315	5,035
	1,281	2,976	5,131	51,894	61,282
Liabilities:
Current liabilities:
Current maturities long-term loans	-	-	-	-	-
Liabilities in respect of leases-ST	(430)	-	(591)	-	(1,021)
Trade payables	(614)	(324)	(433)	(88)	(1,459)
Payables and credit balances	(2,644)	(942)	(721)	(3,322)	(7,629)
	(3,688)	(1,266)	(1,745)	(3,410)	(10,109)
Non-current liabilities:
Liability for IIA Royalties	(1,107)	-	-	-	(1,107)
Liabilities in respect of leases-LT	(1,830)	-	(450)	-	(2,280)
Long term loans from banks	-	-	-	(54,926)	(54,926)
Net balances	(5,344)	1,710	2,936	(6,442)	(7,140)

A 10% strengthening of the dollar against the following currencies would have resulted in an increase (decrease) in the equity and profit and loss in the amounts presented below. This analysis assumes that all other variables, and especially interest rates, remain constant. A 10% weakening of the currency against the relevant currencies will have the same effect in the opposite direction on equity and profit and loss.

	December 31, 2023	December 31, 2022
Linked to NIS	(3,478)	(5,344)
	10%	10%
	(348)	(534)

Linked to EUR	2,477	1,710
	10%	10%
	248	170

Linked to GBP	(975)	2,936
	10%	10%
	(97)	294

c.	Liquidity risks:

Liquidity risks arise from the management of the Group’s working capital as well as from the financing expenses and principal repayments of the Group’s debt instruments. Liquidity risk is the risk that the Group will find it difficult to meet obligations related to financial liabilities.

The following is an analysis of the contractual maturities of financial liabilities in accordance with nominal values for settlement.

Based on the earliest time the company will be required to pay:

December 31, 2023	Within 30 days	1-12 Months	1-5 Years	Total

Liabilities in respect of leases-ST	172	467	-	639
Trade payables	258	1,120	-	1,378
Promissory Notes	-	20,000	-	20,000
Other long term receivables	-	-	2,000	2,000
Payables to related parties	-	740	-	740
Other Accounts Payable	1,581	6,290	-	7,871
Long term loans from banks, net	-	-	68,020	68,020
Liabilities in respect of leases-LT	-	-	2,067	2,067
Advanced payments from MDA against future orders	-	-	(28,138)	(28,138)
Liability for IIA Royalties	-	-	(1,107)	(1,107)
Derivatives Liabilities	-	-	(114)	(114)
Total	2,011	28,617	42,728	73,356

December 31, 2022	Within 30 days	1-12 Months	1-5 Years	Total

Liabilities in respect of leases-ST	269	752	-	1,021
Trade payables	251	1,209	-	1,460
Payables to related parties	-	-	-	-
Other Accounts Payable	3,534	4,309	-	7,843
Long term loans from banks, net	-	-	77,543	77,543
Liabilities in respect of leases-LT	-	-	2,280	2,280
Loan from Shareholder	-	-	-	-
Derivatives Liabilities	-	-	20,305	20,305
Total	4,054	6,270	100,128	110,452

d.	Fair value of financial instruments measured at fair value on a periodic basis:

	Level	December 31, 2023	December 31, 2022
Financial Liabilities:
Warrants	3	-	-
SPAC Public Warrant	1	-	286
SPAC Private Warrant	2	-	121
Advanced payments from MDA against future orders	3	28,138	-
Price Adjustment shares	3	114	19,898
Total		28,252	20,305

e.	Classification of financial instruments by fair value hierarchy:

The financial instruments measured in the balance sheet at fair value are classified, according to groups with similar characteristics, into a fair value ranking as follows, determined in accordance with the data source used to determine the fair value:

Level 1: Quoted prices (without adjustments) in an active market of identical assets and liabilities.
Level 2: Non-quoted prices data included in Level 1 which can be viewed directly or indirectly.
Level 3: Data that are not based on viewable market information (assessment techniques without the use of viewable market data).

As mentioned in Note 12, the warrants granted to the bank and to Liquidity are derivative financial liablities and accordingly measured at each balance date at fair value through profit or loss. All warrants balance as of December 31, 2021 were excersised to shares or cash (see note 11).

Warrants
Balance at January 1, 2022	1,392
Exercise of warrants to shares	(397)
Exercise of warrants to cash (adjustment to other accounts payables)	(800)
Changes in fair value recognized in finance expenses	(195)
Balance at December 31, 2022	-
Exercise of warrants to shares	-
Exercise of warrants to cash (adjustment to other accounts payables)	-
Changes in fair value recognized in finance expenses	-
Balance at December 31, 2023	-

f.	SPAC warrants:

As part of the Business Combination Agreement (see note 1) the company has issued new warrants: 7.63 million SPAC Private warrants, 10 million SPAC Public Warrants and 1 miliion Pipe warrants (together with the PAS called "Derivatives").

The Company is required to allocate the Warrants transferred between the identifiable assets received and the listing expense in accordance with IFRIC agenda decision from October 2022. The portion of the Warrants in the scope of IAS 32/ IFRS 9 would be recognized as a liability on initial recognition and re-measured through P&L until settlement.

The total value of the new SPAC warrants was $3,906 (see note 25) and was divided between equity and liability as follow: $3,490 for equity and $416 for liability under derivatives. The value of the warrants derivatives on October 27, 2022 was based on the market price of the closing date of the Business Combination $0.22.

On December 8, 2022, 3.364 million SPAC private warrants were exercised on a cashless basis into 553,692 ordinary shares.

On December 11, 2022, 0.935 million PIPE warrants were exercised into 2 million ordinary shares with in returen to $1.5 million.

SPAC Warrants
Balance at December 31, 2022	407
Issuance of warrant (SPAC transactions)	-
Changes in fair value recognized in finance expenses	(407)
Exercise of warrants	-
Balance at December 31, 2023	-

g.	Price Adjustment shares:

Immediately following the closing of the SPAC transaction, the Company issued a total of 27,500,000 Price Adjustment Shares ("PAS) with the Company’s founders receiving 27,000,000 Price Adjustment Shares (18,000,000 to Yoav Leibovitch and 9,000,000 to Simona Gat) and the Sponsor receiving 500,000 Price Adjustment Shares. In November 2023, we issued to FP, 1,000,000 Price Adjustment Shares as part of and amendment signed between the parties (See Note 12e).

The Price Adjustment Shares vest upon three price adjustment achievement dates: (i) one-third of the Price Adjustment Shares will vest if at any time forty-five (45) days after the date of effectiveness of the applicable registration statement (File no. 333-268510) and within the 10-year period following the closing, the volume weighted average price (“VWAP”) of SatixFy Ordinary Shares is greater than or equal to $12.50 for any seven (7) trading days within a period of 30 consecutive trading days, (ii) one-third of the Price Adjustment Shares will vest if at any time forty-five (45) days after the date of effectiveness of the applicable registration statement (File no. 333-268510) and within the 10-year period following the closing, the VWAP of SatixFy Ordinary Shares is greater than or equal to $14.00 for any seven (7) trading days within a period of 30 consecutive trading days and one-third of the Price Adjustment Shares will vest if at any time forty-five (45) days after the date of effectiveness of the applicable registration statement (File no. 333-268510) and within the 10-year period following the closing, the VWAP of SatixFy Ordinary Shares is greater than or equal to $15.50 for any seven (7) trading days within a period of 30 consecutive trading days.

The share price targets shall be equitably adjusted for stock splits, reverse stock splits, stock dividends, reorganizations, recapitalization, reclassifications, combinations, exchanges of shares and other similar changes or transactions to the SatixFy Ordinary Shares occurring on or after the Closing. In the event of a SatixFy change in control transaction within ten (10) years following the closing of the Business Combination, all of the unvested Price Adjustment Shares not earlier vested will vest immediately prior to the closing of such change in control. If the Price Adjustment Shares do not vest according to the achievement dates in the Business Combination Agreement, or if a change of control has not occurred after the Closing and prior to the date that is ten (10) years following the Closing Date, then any unvested Price Adjustment Shares shall automatically be forfeited back to SatixFy for no consideration.

The Company allocated the price adjustment shares between the identifiable assets received and the listing expense (see also note 25). Following the logic of the tentative agenda decision, the portion in the scope of IAS 32/ IFRS 9 would be recognized as a liability on initial recognition and re-measured through the Company’s income statement until settlement.

The total value of the Price Adjustment Shares was $212,675 (see note 25) and was divided between equity and liability as follow: $191,132 as equity and $21,543 as liability under derivatives.

For the purpose of measuring the price of the Price Adjustment Shares derivatives on the merger date, a binomial model was used. The inputs used in determining the fair value are: a risk-free interest rate of 3.96%, an expected exercise period of 10.337 years and an expected volatility of approximately 50. The PAS price for October 27, 2022 is based on a valuation of an average of $7.73 per share.

PAS

Balance on December 31, 2022	19,898
Changes in fair value recognized in finance expenses	(19,784)
Balance on December 31, 2023	114

For the purpose of measuring the fair value of the PAS derivatives on December 31, 2023 and on December 31, 2022, a binomial model was used. The inputs used in determining the fair value are: a risk-free interest rate of 3.88%, an expected exercise period of 9.063 years and 10.161 years December 31, 2023 and on December 31, 2022, respectivly for and an expected volatility of approximately 50%. The PAS price for December 31, 2022 is based on a valuation of an average of $7.14 per share.

For the purpose of measuring the fair value of the PAS derivatives on December 31, 2023, a binomial model was used. The inputs used in determining the fair value are: Price per share: 0.3631 a risk-free interest rate of 3.88%, an expected exercise period of 9.8712 years and an expected volatility of approximately 50%.